                               United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                       Certified Shareholder Report of
                  Registered Management Investment Companies

                                   811-4539

                     (Investment Company Act File Number)

                  Federated Adjustable Rate Securities Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 8/31/06

              Date of Reporting Period: Six months ended 2/28/06
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.52		$9.55	$9.59	$9.63	$9.59	$9.50
Income From Investment Operations:
Net investment income	0.16		0.24	0.16	0.21	0.35	0.57
Net realized and unrealized gain (loss) on investments	(0.04)		(0.04)	(0.04)	(0.04)	0.04	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.20	0.12	0.17	0.39	0.66
Less Distributions:
Distributions from net investment income	(0.16)		(0.23)	(0.16)	(0.21)	(0.35)	(0.57)
Net Asset Value, End of Period	$9.48		$9.52	$9.55	$9.59	$9.63	$9.59
Total Return [1]	1.25%		2.15%	1.31%	1.76%	4.09%	7.18%

Ratios to Average Net Assets:
Net expenses	0.61	% [2]	0.61%	0.61%	0.61%	0.61%	0.58%
Net investment income	3.32	% [2]	2.43%	1.74%	2.18%	3.58%	6.00%
Expense waiver/reimbursement [3]	0.50	% [2]	0.45%	0.41%	0.39%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,530		$174,238	$245,353	$362,518	$336,567	$241,461
Portfolio turnover	16%		22%	77%	72%	64%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$9.52		$9.55	$9.59	$9.63	$9.59	$9.50
Income From Investment Operations:
Net investment income	0.14		0.21	0.14	0.19	0.32	0.55
Net realized and unrealized gain (loss) on investments	(0.03)		(0.03)	(0.04)	(0.05)	0.04	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.18	0.10	0.14	0.36	0.64
Less Distributions:
Distributions from net investment income	(0.15)		(0.21)	(0.14)	(0.18)	(0.32)	(0.55)
Net Asset Value, End of Period	$9.48		$9.52	$9.55	$9.59	$9.63	$9.59
Total Return [1]	1.13%		1.90%	1.05%	1.51%	3.83%	6.91%

Ratios to Average Net Assets:
Net expenses	0.86	% [2]	0.86%	0.86%	0.86%	0.86%	0.83%
Net investment income	3.05	% [2]	2.16%	1.47%	1.93%	3.31%	5.72%
Expense waiver/reimbursement [3]	0.50	% [2]	0.45%	0.41%	0.39%	0.40%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,697		$12,954	$29,870	$80,248	$54,472	$34,266
Portfolio turnover	16%		22%	77%	72%	64%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.50	$3.04
Institutional Service Shares	$1,000	$1,011.30	$4.29
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.77	$3.06
Institutional Service Shares	$1,000	$1,020.53	$4.31

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.61%
Institutional Service Shares	0.86%

Portfolio of Investments Summary Table

At February 28, 2006, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities	83.7%
Other U.S. Government Agency Mortgage-Backed Securities	7.3%
Non-Agency Mortgage-Backed Securities	3.6%
Repurchase Agreements--Cash	4.3%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--83.7%
	Federal Home Loan Mortgage Corp. ARM--34.7%
$5,325,232	4.828%, 5/1/2033	$5,301,373
10,489,721	4.831%, 10/1/2033	10,445,082
561,439	5.034%, 3/1/2030	566,010
863,091	5.150%, 6/1/2032	877,500
371,447	5.210%, 9/1/2020	374,001
4,674,915	5.222%, 9/1/2028	4,727,624
372,564	5.269%, 7/1/2026	378,657
2,910,836	5.463%, 7/1/2027	2,965,391
2,775,906	5.485%, 2/1/2031	2,820,803
2,136,886	5.490%, 7/1/2030	2,169,006
4,503,219	5.550%, 7/1/2030	4,579,319
7,373,515	5.615%, 7/1/2021	7,479,981
3,874,656	5.643%, 4/1/2029	3,927,468
2,407,640	5.676%, 4/1/2029	2,438,912
1,464,243	5.718%, 9/1/2030	1,490,122
2,227,275	5.731%, 2/1/2022	2,262,308
342,643	5.818%, 1/1/2023	346,716
583,365	5.967%, 9/1/2032	590,294
1,458,368	6.030%, 4/1/2027	1,492,490
	TOTAL	55,233,057
	Federal National Mortgage Association ARM--46.0%
553,118	4.345%, 1/1/2020	553,922
1,161,505	4.440%, 5/1/2018	1,158,290
909,937	4.599%, 11/1/2027	910,761
1,932,944	4.614%, 5/1/2036	1,939,571
1,278,705	4.657%, 5/1/2036	1,283,901
4,112,039	4.708%, 11/1/2032	4,158,519
9,504,861	5.018%, 5/1/2040 - 9/1/2040	9,535,210
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$5,377,829	5.208%, 9/1/2028	$5,428,214
69,746	5.392%, 10/1/2028	70,619
925,392	5.401%, 9/1/2018	945,178
7,197,331	5.492%, 5/1/2027	7,340,270
1,388,467	5.508%, 6/1/2033	1,389,493
2,763,125	5.510%, 2/1/2025	2,817,437
568,238	5.528%, 2/1/2020	578,647
3,468,983	5.557%, 5/1/2027	3,524,150
1,327,173	5.573%, 9/1/2021	1,348,911
4,465,941	5.660%, 1/1/2032	4,541,299
909,710	5.713%, 5/1/2018	930,308
2,099,399	5.738%, 10/1/2025	2,147,992
2,226,882	5.742%, 1/1/2026	2,275,419
2,176,702	5.763%, 12/1/2032	2,227,221
9,849,088	5.765%, 12/1/2032	10,044,622
1,366,025	5.776%, 2/1/2021	1,388,596
1,020,027	5.782%, 7/1/2027	1,049,082
1,916,561	5.836%, 11/1/2019	1,959,968
150,115	5.875%, 3/1/2029	151,877
598,084	5.952%, 10/1/2016	609,354
329,116	5.970%, 10/1/2033	332,580
670,813	6.086%, 2/1/2019	679,705
1,975,498	6.403%, 2/1/2033	1,998,279
	TOTAL	73,319,395
	Government National Mortgage Association ARM--3.0%
164,348	4.250%, 1/20/2030	165,422
2,905,278	4.375%, 1/20/2022 - 5/20/2029	2,933,056
914,483	4.750%, 7/20/2023 - 9/20/2023	923,224
714,051	5.125%, 11/20/2023 - 10/20/2029	721,705
	TOTAL	4,743,407
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $134,592,240)	133,295,859
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--10.8%
	Federal Home Loan Mortgage Corp. REMIC--1.0%
$819,561	REMIC 2451 FB, 5.120%, 3/15/2032	$825,812
760,367	REMIC 2396 FL, 5.170%, 12/15/2031	765,618
	TOTAL	1,591,430
	Federal National Mortgage Association REMIC--6.2%
1,885,336	REMIC 2002-82 FK, 5.030%, 10/25/2031	1,895,739
2,411,903	REMIC 1995-17 B, 5.066%, 2/25/2025	2,452,823
3,694,778	REMIC 2002-52 FG, 5.080%, 9/25/2032	3,720,903
972,671	REMIC 2003-24 FA, 5.080%, 4/25/2033	980,885
877,977	REMIC 2002-41 F, 5.130%, 7/25/2032	882,888
	TOTAL	9,933,238
	Non-Agency Mortgage--3.6%
1,710,134	Bank of America Mortgage Securities 2003-2, Class 2A1, 5.080%, 4/25/2018	1,720,344
2,330,650	Countrywide Home Loans 2003-15, Class 1A1, 5.080%, 6/25/2018	2,334,663
1,628,598	Residential Asset Securitization Trust 2003-A1, Class A2, 5.080%, 3/25/2033	1,632,739
	TOTAL	5,687,746
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,150,323)	17,212,414
	MORTGAGE-BACKED SECURITIES--0.1%
10,598	Federal National Mortgage Association, 12.000%, 3/1/2013	12,134
39,070	Government National Mortgage Association, 8.500%, 1/15/2030	41,642
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $52,018)	53,776
	REPURCHASE AGREEMENT--4.3%
6,880,000	Interest in $3,700,000,000 joint repurchase agreement 4.580%, dated 2/28/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2035 for $3,700,470,722 on 3/1/2006. The market value of the underlying securities at the end of the period was $3,774,000,000 (at amortized cost)	6,880,000
	TOTAL INVESTMENTS--98.9% (IDENTIFIED COST $158,674,581) [1]	$157,442,049
	OTHER ASSETS AND LIABILITIES - NET--1.1%	1,784,788
	TOTAL NET ASSETS--100%	$159,226,837

1 The cost of investments for federal tax purposes amounts to $158,666,855.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $158,674,581)		$157,442,049
Cash		182
Income receivable		2,184,752
Receivable for shares sold		1,749
TOTAL ASSETS		159,628,732
Liabilities:
Payable for shares redeemed	$121,791
Income distribution payable	250,606
Payable for Directors'/Trustees' fees	953
Payable for shareholder services fees (Note 5)	1,647
Payable for transfer and dividend disbursing agent fees and expenses	18,074
Accrued expenses	8,824
TOTAL LIABILITIES		401,895
Net assets for 16,802,164 shares outstanding		$159,226,837
Net Assets Consist of:
Paid-in capital		$167,213,853
Net unrealized depreciation of investments		(1,232,532)
Accumulated net realized loss on investments		(6,769,614)
Undistributed net investment income		15,130
TOTAL NET ASSETS		$159,226,837
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$150,529,669 ÷ 15,884,427 shares outstanding, no par value, unlimited shares authorized		$9.48
Institutional Service Shares:
$8,697,168 ÷ 917,737 shares outstanding, no par value, unlimited shares authorized		$9.48

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Interest			$3,359,958
Expenses:
Investment adviser fee (Note 5)		$512,470
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		10,476
Transfer and dividend disbursing agent fees and expenses		32,588
Directors'/Trustees' fees		5,388
Auditing fees		10,610
Legal fees		2,777
Portfolio accounting fees		32,604
Distribution services fee--Institutional Service Shares (Note 5)		12,500
Shareholder services fee--Institutional Shares (Note 5)		201,029
Shareholder services fee--Institutional Service Shares (Note 5)		12,204
Share registration costs		15,248
Printing and postage		6,605
Insurance premiums		4,855
Miscellaneous		14,801
TOTAL EXPENSES		968,375
Waivers (Note 5):
Waiver of investment adviser fee	$(200,942)
Waiver of administrative personnel and services fee	(16,502)
Waiver of distribution services fee--Institutional Service Shares	(12,500)
Waiver of shareholder services fee--Institutional Shares	(201,029)
TOTAL WAIVERS		(430,973)
Net expenses			537,402
Net investment income			2,822,556
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(220,332)
Net change in unrealized depreciation of investments			(626,597)
Net realized and unrealized loss on investments			(846,929)
Change in net assets resulting from operations			$1,975,627

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2006	Year Ended 8/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,822,556	$5,929,383
Net realized loss on investments	(220,332)	(320,207)
Net change in unrealized appreciation/depreciation of investments	(626,597)	(484,849)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,975,627	5,124,327
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,692,240)	(5,360,316)
Institutional Service Shares	(154,144)	(531,215)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,846,384)	(5,891,531)
Share Transactions:
Proceeds from sale of shares	10,130,400	40,198,295
Net asset value of shares issued to shareholders in payment of distributions declared	1,295,516	2,465,880
Cost of shares redeemed	(38,519,879)	(129,928,645)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,093,963)	(87,264,470)
Change in net assets	(27,964,720)	(88,031,674)
Net Assets:
Beginning of period	187,191,557	275,223,231
End of period (including undistributed net investment income of $15,130 and $38,958, respectively)	$159,226,837	$187,191,557

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (unaudited)

1. ORGANIZATION

Federated Adjustable Rate Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended February 28, 2006, was as follows:

Maximum amount outstanding during the period	$2,323,258
Average amount outstanding during the period [1]	$ 793,387
Average shares outstanding during the period	18,106,457
Average debt per share outstanding during the period	$ 0.04

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended February 28, 2006.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,044,514	$9,922,817	3,846,726	$36,723,292
Shares issued to shareholders in payment of distributions declared	127,927	1,215,106	234,991	2,241,881
Shares redeemed	(3,581,292)	(34,028,188)	(11,469,883)	(109,385,704)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,408,851)	$(22,890,265)	(7,388,166)	$(70,420,531)

	Six Months Ended 2/28/2006		Year Ended 8/31/2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,821	$207,583	364,356	$3,475,003
Shares issued to shareholders in payment of distributions declared	8,465	80,410	23,478	223,999
Shares redeemed	(472,568)	(4,491,691)	(2,154,091)	(20,542,941)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(442,282)	$(4,203,698)	(1,766,257)	$(16,843,939)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,851,133)	$(27,093,963)	(9,154,423)	$(87,264,470)

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $158,666,855. The net unrealized depreciation of investments for federal tax purposes was $1,224,806. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $164,401 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,389,207.

At August 31, 2005, the Fund had a capital loss carryforward of $6,247,765 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,279,774
2009	$ 1,969,039
2012	$ 46,558
2013	$ 1,952,394

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $200,942 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 0.091% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, FSC voluntarily waived $12,500 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2006, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC voluntarily waived $201,029 of its fee. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended February 28, 2006, were as follows:

Purchases	$0
Sales	$3,069,353

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2004. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

8040404 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        April 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006